08052389

Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

NYSE Group

CERT NYS

1- 08551

Received SEC
AUG 1 4 2008
Washington, DC 20549

August 14, 2008

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Hovnanian Enterprises, Inc., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 14, 2008.

Sincerely,

Antonio Alberti

PROCESSED
AUG 2 0 2008
THOMSON REUTERS

END